BUSINESS COMBINATIONS - Net Assets and Liabilities from Acquisition (Details) $ in Millions, $ in Millions	Mar. 31, 2019 CAD ($)	Mar. 13, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Nov. 17, 2017 CAD ($)	Nov. 17, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, excluding cash and cash equivalents				$ 114.9
Fair value of long-term contingent cash consideration payable	$ (11.9)		$ (11.0)
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand				16.2
Current liabilities				(21.3)
Property, plant and equipment				103.0
Investment in equity accounted investee				8.4
Intangible assets				114.9
Deferred tax				(5.3)
Other non-current liabilities				(16.8)
Fair value of net assets acquired, excluding cash and cash equivalents				199.1
Cash and cash equivalents acquired				15.1
Total purchase consideration				214.2
Fair value of long-term contingent cash consideration payable				(10.7)	$ (10)
Settlement of pre-existing relationship				(0.9)
Fair value of previously held interest in equity accounted investees				(87.8)
Total cash consideration				$ 114.8	$ 90
Bombardier's BAT Business
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	0.0
Current liabilities	(6.1)
Property, plant and equipment	134.6
Investment in equity accounted investee	0.0
Intangible assets	695.8
Deferred tax	13.1
Other non-current assets	9.3
Long-term debt, including current portion	(137.6)
Other non-current liabilities	(2.7)
Fair value of net assets acquired, excluding cash and cash equivalents	706.4
Cash and cash equivalents acquired	0.0
Total purchase consideration	706.4
Net short-term receivable (payable)	2.9
Settlement of pre-existing relationship	0.6
Fair value of previously held interest in equity accounted investees	0.0
Total cash consideration	709.9	$ 709.9
Other
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	45.4
Current liabilities	(39.8)
Property, plant and equipment	40.6
Investment in equity accounted investee	21.7
Intangible assets	115.7
Deferred tax	14.1
Other non-current assets	0.0
Long-term debt, including current portion	(15.2)
Other non-current liabilities	(49.0)
Fair value of net assets acquired, excluding cash and cash equivalents	133.5
Cash and cash equivalents acquired	4.6
Total purchase consideration	138.1
Net short-term receivable (payable)	(4.1)
Settlement of pre-existing relationship	0.5
Fair value of previously held interest in equity accounted investees	(12.0)
Total cash consideration	122.5
Total
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	45.4
Current liabilities	(45.9)
Property, plant and equipment	175.2
Investment in equity accounted investee	21.7
Intangible assets	811.5
Deferred tax	27.2
Other non-current assets	9.3
Long-term debt, including current portion	(152.8)
Other non-current liabilities	(51.7)
Fair value of net assets acquired, excluding cash and cash equivalents	839.9
Cash and cash equivalents acquired	4.6
Total purchase consideration	844.5
Net short-term receivable (payable)	(1.2)
Settlement of pre-existing relationship	1.1
Fair value of previously held interest in equity accounted investees	(12.0)
Total cash consideration	$ 832.4